T. Rowe Price New Era Fund, Inc.

New Era Fund

SUMMARY

Investment Objective
The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price New Era Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price New Era Fund, Inc.
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.67%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price New Era Fund, Inc.	68	214	373	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest a minimum of two-thirds of fund assets in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. We also invest in other growth companies that we believe have strong potential for earnings growth but do not own or develop natural resources. The relative percentages invested in resource and nonresource companies can vary depending on economic and monetary conditions and our outlook for inflation. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, real estate, and other basic commodities. In selecting natural resource stocks, we look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, we might look for a company with the ability to expand production and maintain superior exploration programs and production facilities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

At least half of fund assets will be invested in U.S. securities, but up to 50% of total assets may be invested in foreign securities.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund would be. Because the fund invests a significant portion of its assets in natural resource-related companies, the fund may perform poorly during a downturn in certain industries. Natural resource-related companies can be adversely affected by, among other things, government regulation, global political and economic developments, energy and commodity prices, and the supply and demand for oil and gas.

Foreign investing risk Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund’s investments in emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

New Era Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	23.13%
Worst Quarter	12/31/08	-34.50%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price New Era Fund, Inc.	(15.10%)	1.46%	10.24%
T. Rowe Price New Era Fund, Inc. Returns after taxes on distributions	(15.75%)	0.94%	9.64%
T. Rowe Price New Era Fund, Inc. Returns after taxes on distributions and sale of fund shares	(9.02%)	1.22%	9.04%
T. Rowe Price New Era Fund, Inc. S&P 500 Index	2.11%	(0.25%)	2.92%
T. Rowe Price New Era Fund, Inc. Lipper Global Natural Resources Funds Index	(16.41%)	0.70%	11.78%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.